Fair value	6 Months Ended
Sep. 30, 2018
Fair value

17. Fair value

Fair value measurements

ASC 820, “Fair Value Measurements” (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In addition, ASC 820 precludes (1) the deferral of gains and losses at inception of certain derivative contracts whose fair value was not evidenced by market-observable data, and (2) the use of block discounts when measuring the fair value of instruments traded in an active market, which were previously applied to large holdings of publicly traded financial instruments.

Fair value hierarchy

ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. If no quoted market prices are available, the fair values of debt securities and over-the-counter derivative contracts in this category are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Valuation process

The MHFG Group has established valuation policies which govern the principles of fair value measurements and the authority and duty of each department. The Group has also established procedure manuals which describe valuation techniques and related inputs for determining the fair values of various financial instruments. The policies require that the measurement of fair values be carried out in accordance with the procedures performed by the risk management departments or the back offices which are independent from the front offices. The policies also require the risk management departments to check and verify whether the valuation methodologies defined in the procedure manuals are fair and proper and the internal audit departments to periodically review the compliance with the procedures throughout the Group. Although the valuation methodologies and related inputs are consistently used from period to period, a change in the market environment sometimes leads to a change in the valuation methodologies and the inputs. For instance, a change in market liquidity due to a delisting or a new listing is one of the key drivers of revisions to the valuation methodologies and the inputs. The key drivers also include the availability or the lack of market observable inputs and the development of new valuation methodologies. Price verification performed through the Group’s internal valuation process has an important role in identifying whether the valuation methodologies and the inputs need to be changed. The internal valuation process over the prices broker-dealers provide, primarily for Japanese securitization products, is described in more detail below in “Available-for-sale securities”. A change in the valuation methodologies and/or the inputs requires the revision of the valuation policies and procedure manuals, which is required to be approved by the appropriate authority, either the CEO, the head of risk management, and/or the head of accounting, depending on the nature and characteristics of the change.

The following is a description of valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such instruments pursuant to the fair value hierarchy and the MHFG Group’s valuation techniques used to measure fair values. During the six months ended September 30, 2018, there were no significant changes made to the Group’s valuation techniques and related inputs.

Trading securities and trading securities sold, not yet purchased

When quoted prices for identical securities are available in an active market, the Group uses the quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include highly liquid government bonds and equity securities. When quoted prices for identical securities are available, but not actively traded, such securities are classified in Level 2 of the fair value hierarchy. When no quoted market prices are available, the Group estimates fair values by using pricing models with inputs that are observable in the market and such securities are classified in Level 2 of the fair value hierarchy. Level 2 securities include Japanese local government bonds, corporate bonds, and commercial paper. When less liquid market conditions exist for securities, the quoted prices are stale or the prices from independent sources vary significantly, such securities are generally classified in Level 3 of the fair value hierarchy. The fair values of securitization products such as RMBS, CMBS, ABS, and CLO are determined primarily by using a discounted cash flow model. The key inputs used for the model include default rates, recovery rates, prepayment rates, and discount rates. In the event that certain key inputs are unobservable or cannot be corroborated by observable market data, these financial instruments are classified in Level 3.

Hedge funds the Group invests in are primarily multi strategy funds that employ a fundamental bottom-up investment approach across various asset classes globally. Hedge funds are measured at the net asset value (“NAV”) per share and the Group has the ability to redeem its investment with the investees at the NAV per share at the measurement date or within the near term. Private equity funds have specific investment objectives in connection with their acquisition of equity interests in new and emerging firms in need of capital. Employing venture capital strategies, they provide financing and other support to start-up businesses, medium and small entities in particular geographical areas, and to companies with certain technologies or companies in high-growth industries. Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. Private equity funds and real estate funds are measured at the NAV per share and the Group does not have the ability to redeem its investment in the investees at the NAV per share at the measurement date or within the near term. It is estimated that the underlying assets of the funds would be liquidated within a ten-year period.

Derivative financial instruments

Exchange-traded derivatives are valued using quoted market prices and consequently are classified in Level 1 of the fair value hierarchy. However, the majority of derivatives entered into by the Group are executed over-the-counter and are valued using internal valuation techniques as no quoted market prices are available for such instruments. The valuation techniques depend on the type of derivatives. The principal techniques used to value these instruments are discounted cash flow models and the Black-Scholes option pricing model, which are widely accepted in the financial services industry. The key inputs vary by the type of derivatives and the nature of the underlying instruments and include interest rate yield curves, foreign exchange rates, the spot price of the underlying, volatility and correlation. Each item is classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model. Level 2 derivatives include plain vanilla interest rate and currency swaps and option contracts. Derivative contracts valued using significant unobservable correlation or volatility are classified in Level 3 of the fair value hierarchy.

Available-for-sale securities

The fair values of available-for-sale securities are determined primarily using the same procedures described for trading securities above. Since private placement bonds have no quoted market prices, the fair values of such bonds are estimated based on a discounted cash flow model using interest rates approximating the current rates for instruments with similar maturities and credit risk. Private placement bonds are classified in either Level 2 or Level 3 depending on the observability of the significant inputs to the model, such as credit risk. The fair values of securitization products such as RMBS, CMBS and ABS are generally based upon single non-binding quoted prices from broker-dealers. Such quotes are validated through the Group’s internal processes and controls. In rare instances where the Group finds the quoted prices to be invalid through its internal valuation process, it adjusts those prices or alternatively estimates their fair values by using a discounted cash flow model to incorporate the Group’s estimates of key inputs such as the most recent value of each underlying asset, cash flows of the underlying assets, and discount margin. The validation of such prices varies depending on the nature and type of the products. For the majority of RMBS and ABS, broker quotes are validated by investigating significant unusual monthly valuation fluctuations and comparing to prices internally computed through discounted cash flow models using assumptions and parameters provided by brokers such as the cash flows of underlying assets, yield curve, prepayment speed and credit spread. For the majority of CMBS, the Group validates broker quotes through a review process that includes the investigation of significant unusual monthly valuation fluctuations and/or a review of underlying assets with significant differences between the valuations of the Group and the broker-dealers being identified. Though most Japanese securitization products are classified in Level 3, certain securitization products such as Japanese RMBS are classified in Level 2, if the quoted prices are verified through either recent market transactions or a pricing model that can be corroborated by observable market data.

Equity securities

Equity securities mainly consist of marketable equity securities. The fair values of the marketable equity securities are based upon quoted market prices for identical equity securities trading as securities in an active market. Equity securities also include securities measured at the NAV per share.

Other investments

Other investments consist of investments held by consolidated investment companies. These companies typically hold investments in marketable and non-marketable equity securities and debt securities. The fair value of the marketable equity securities is based upon quoted market prices. The fair value of the non-marketable equity securities is based upon significant management judgment, as very limited quoted prices exist. When evaluating such securities, the Group firstly considers recent market transactions of identical securities, if applicable. Thereafter, the Group uses commonly accepted valuation techniques such as earnings multiples based on comparable public securities. Non-marketable equity securities are generally classified in Level 3 of the fair value hierarchy. The fair value of the debt securities is estimated using a discounted cash flow model, since they have no quoted market prices. Those debt securities are classified in Level 3, because the credit risk is unobservable.

Long-term debt

Fair value accounting is elected for certain long-term debt instruments with embedded derivatives. The fair values are determined using a discounted cash flow model that considers the embedded derivatives and the terms and payment structures of the notes. The fair values of the derivatives embedded in such notes are primarily derived by using the same procedures described in “Derivative financial instruments” above. Such notes are classified in Level 2 or Level 3 depending on the observability of the significant inputs into the model used to determine the fair value of the embedded derivatives. The Group also measures certain notes that contain embedded derivatives at fair value under the practicability exception. For these instruments, fair value is based on quoted prices for identical debt traded as a security in inactive markets. These instruments are classified in Level 2 of the fair value hierarchy.

Items measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2018 and September 30, 2018, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2018	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,375	43	—	1,418
Japanese local government bonds	—	107	—	107
U.S. Treasury bonds and federal agency securities	2,442	209	—	2,651
Other foreign government bonds	1,682	480	—	2,162
Agency mortgage-backed securities	—	1,799	—	1,799
Residential mortgage-backed securities	—	—	12	12
Certificates of deposit and commercial paper	—	643	—	643
Corporate bonds and other	25	1,992	1,013	3,030
Equity securities	1,642	—	23	1,665
Trading securities measured at net asset value (2)				705
Derivative financial instruments:
Interest rate contracts	39	7,089	48	7,176
Foreign exchange contracts	17	2,667	13	2,697
Equity-related contracts	82	110	5	197
Credit-related contracts	—	16	2	18
Other contracts	6	8	9	23
Available-for-sale securities:
Japanese government bonds	12,435	897	—	13,332
Japanese local government bonds	—	239	—	239
U.S. Treasury bonds and federal agency securities	686	—	—	686
Other foreign government bonds	355	703	—	1,058
Agency mortgage-backed securities	—	889	—	889
Residential mortgage-backed securities	—	65	54	119
Commercial mortgage-backed securities	—	—	441	441
Japanese corporate bonds and other debt securities	—	1,827	163	1,990
Foreign corporate bonds and other debt securities	—	799	80	879
Equity securities (marketable) (3)	3,912	121	—	4,033
Other investments	—	—	38	38

Total assets measured at fair value on a recurring basis	24,698	20,703	1,901	48,007

Liabilities:
Trading securities sold, not yet purchased	2,777	618	4	3,399
Derivative financial instruments:
Interest rate contracts	42	7,074	27	7,143
Foreign exchange contracts	11	2,370	1	2,382
Equity-related contracts	81	69	1	151
Credit-related contracts	—	20	1	21
Other contracts	4	6	9	19
Long-term debt (4)	—	1,395	561	1,956

Total liabilities measured at fair value on a recurring basis	2,915	11,552	604	15,071

September 30, 2018	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,935	32	—	1,967
Japanese local government bonds	—	93	—	93
U.S. Treasury bonds and federal agency securities	2,664	193	—	2,857
Other foreign government bonds	1,705	492	—	2,197
Agency mortgage-backed securities	—	1,865	—	1,865
Residential mortgage-backed securities	—	—	12	12
Certificates of deposit and commercial paper	—	1,322	—	1,322
Corporate bonds and other	31	2,198	1,105	3,334
Equity securities	1,724	—	29	1,753
Trading securities measured at net asset value (2)				661
Derivative financial instruments:
Interest rate contracts	40	4,530	37	4,607
Foreign exchange contracts	16	2,323	28	2,367
Equity-related contracts	77	220	18	315
Credit-related contracts	—	20	2	22
Other contracts	12	8	29	49
Available-for-sale securities:
Japanese government bonds	12,444	1,007	—	13,451
Japanese local government bonds	—	240	—	240
U.S. Treasury bonds and federal agency securities	1,134	—	—	1,134
Other foreign government bonds	451	792	—	1,243
Agency mortgage-backed securities	—	871	—	871
Residential mortgage-backed securities	—	63	46	109
Commercial mortgage-backed securities	—	—	469	469
Japanese corporate bonds and other debt securities	—	1,883	156	2,039
Foreign corporate bonds and other debt securities	—	770	145	915
Equity securities (3):
Equity securities with readily determinable fair values	4,413	90	—	4,503
Equity securities measured at net asset value (2)				35
Other investments	—	—	41	41

Total assets measured at fair value on a recurring basis	26,646	19,012	2,117	48,471

Liabilities:
Trading securities sold, not yet purchased	2,538	268	2	2,808
Derivative financial instruments:
Interest rate contracts	38	4,468	14	4,520
Foreign exchange contracts	16	2,115	3	2,134
Equity-related contracts	107	103	4	214
Credit-related contracts	—	20	2	22
Other contracts	7	10	29	46
Long-term debt (4)	—	1,768	612	2,380

Total liabilities measured at fair value on a recurring basis	2,706	8,752	666	12,124

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)

In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2018 and September 30, 2018 were ¥31 billion and ¥40 billion, respectively.

(3)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. In connection with the adoption, equity securities are no longer classified as available-for-sale securities. See Note 2 “Recently issued accounting pronouncements” for further details.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Items measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2017 and 2018:

Six months ended September 30, 2017	April 1, 2017	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2017	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	15	—	(2)	—		—	—	—	—	—	(1)	14	—
Corporate bonds and other	1,052	18	(2)	—		123	(240)	562	(276)	—	(153)	1,086	20
Equity securities	23	(1	) (2)	—		—	—	—	—	—	—	22	(1)
Derivative financial instruments, net (1):
Interest rate contracts	26	(6	) (2)	—		—	—	—	—	—	1	21	(6)
Foreign exchange contracts	8	(2	) (2)	—		—	—	—	—	—	—	6	(2)
Equity-related contracts	(25)	(7	) (2)	—		—	—	—	—	—	6	(26)	(8)
Other contracts	—	—	(2)	—		—	—	—	—	—	1	1	—
Available-for-sale securities:
Residential mortgage-backed securities	77	—	(3)	—	(4)	—	—	1	—	—	(10)	68	—
Commercial mortgage-backed securities	224	—	(3)	—	(4)	—	—	40	(7)	—	—	257	—
Japanese corporate bonds and other debt securities	174	(1	) (3)	(3	) (4)	—	—	11	—	—	(16)	165	(1)
Foreign corporate bonds and other debt securities	110	—	(3)	1	(4)	15	(29)	—	—	—	—	97	—
Other investments	37	—	(3)	—		—	—	12	—	—	(10)	39	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(57)	61	—	—	4	—
Long-term debt	593	(13	) (5)	—		1	(10)	—	—	47	(81)	563	(14)

Six months ended September 30, 2018	April 1, 2018	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2018	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	12	—	(2)	—		—	—	—	—	—	—	12	—
Corporate bonds and other	1,013	31	(2)	—		—	—	457	(242)	—	(154)	1,105	35
Equity securities	23	2	(2)	—		—	—	5	(1)	—	—	29	—
Derivative financial instruments, net (1):
Interest rate contracts	21	1	(2)	—		—	—	—	—	—	1	23	2
Foreign exchange contracts	12	15	(2)	—		—	—	—	—	—	(2)	25	17
Equity-related contracts	4	(4	) (2)	—		—	—	—	—	—	14	14	—
Credit-related contracts	1	(3	) (2)	—		—	—	—	—	—	2	—	—
Available-for-sale securities:
Residential mortgage-backed securities	54	—	(3)	—	(4)	—	—	—	—	—	(8)	46	—
Commercial mortgage-backed securities	441	—	(3)	—	(4)	—	—	57	(28)	—	(1)	469	—
Japanese corporate bonds and other debt securities	163	10	(3)	(8	) (4)	—	—	7	(7)	—	(9)	156	10
Foreign corporate bonds and other debt securities	80	—	(3)	—	(4)	61	—	4	—	—	—	145	—
Other investments	38	1	(3)	—		—	—	13	—	—	(11)	41	2

Liabilities:
Trading securities sold, not yet purchased	4	1	(2)	—		—	—	(30)	29	—	—	2	—
Long-term debt	561	2	(5)	3	(4)	2	—	—	—	85	(31)	612	4

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)

Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2017 and 2018.

Transfers between levels

Transfers of assets or liabilities between levels of the fair value hierarchy are assumed to occur at the beginning of the period.

During the six months ended September 30, 2017, the transfers into Level 3 included ¥123 billion of Trading securities, ¥15 billion of Available-for-sale securities and ¥1 billion of Long-term debt. Transfers into Level 3 for Trading securities and Available-for-sale securities were primarily due to decreased liquidity for certain Foreign corporate bonds. Transfers into Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes. During the six months ended September 30, 2017, the transfers out of Level 3 included ¥240 billion of Trading securities, ¥29 billion of Available-for-sale securities and ¥10 billion of Long-term debt. Transfers out of Level 3 for Trading securities were primarily due to increased price transparency for certain Japanese and foreign corporate bonds. Transfers out of Level 3 for Available-for-sale securities were primarily due to increased liquidity for certain Foreign corporate bonds and other debt securities. Transfers out of Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes.

During the six months ended September 30, 2018, the transfers into Level 3 included ¥61 billion of Available-for-sale securities and ¥2 billion of Long-term debt. Transfers into Level 3 for Available-for-sale securities were primarily due to decreased liquidity for certain Foreign corporate bonds. Transfers into Level 3 for Long-term debt were primarily due to changes in the impact of unobservable inputs on the value of certain structured notes.

Quantitative information about Level 3 fair value measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2018 and September 30, 2018:

March 31, 2018

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	66	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	3% - 17% 0% - 1% 100% - 100% 17bps - 170bps	7% 0% 100% 50bps

Commercial mortgage-backed securities	441	Discounted cash flow Price-based	Discount margin	9bps - 141bps	28bps

Corporate bonds and other debt securities	1,256	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	26% - 37% 1% - 2% 60% - 69% 12bps - 1,165bps 5bps - 1,064bps	36% 2% 68% 115bps 379bps

Derivative financial instruments, net:
Interest rate contracts	21	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	12	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	16% - 53% 61% - 61% 0% - 63%

Equity-related contracts	4	Internal valuation model (3)	Equity – IR correlation Equity volatility	25% - 25% 12% - 41%

Credit-related contracts	1	Internal valuation model (3)	Default rate Credit correlation	0% - 3% 27% - 100%

Long-term debt	561	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 9% - 53% 61% - 61% 25% - 25% 55% - 70% 24% - 100% 13% - 56% 0% - 2% 28% - 100%

September 30, 2018

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	58	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	4% - 18% 0% - 1% 100% - 100% 15bps - 170bps	7% 0% 100% 51bps

Commercial mortgage-backed securities	469	Discounted cash flow Price-based	Discount margin	9bps - 198bps	24bps

Corporate bonds and other debt securities	1,406	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	27% - 27% 2% - 2% 69% - 69% 93bps - 1,194bps 5bps - 816bps	27% 2% 69% 122bps 274bps

Derivative financial instruments, net:
Interest rate contracts	23	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	25	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	5% - 55% 64% - 64% 0% - 63%

Equity-related contracts	14	Internal valuation model (3)	Equity – IR correlation Equity correlation Equity volatility	25% - 25% 48% - 100% 13% - 36%

Credit-related contracts	—	Internal valuation model (3)	Default rate Credit correlation	0% - 4% 28% - 100%

Long-term debt	612	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 5% - 55% 64% - 64% 25% - 25% 55% - 70% 19% - 100% 14% - 59% 0% - 4% 24% - 100%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

IR = Interest rate

FX = Foreign exchange

Sensitivities to unobservable inputs and interrelationships between unobservable inputs

The following is a description of the sensitivities and interrelationships of the significant unobservable inputs used to measure the fair values of Level 3 assets and liabilities.

(1)	Prepayment rate

The prepayment rate is the estimated rate at which voluntary unscheduled repayments of the principal of the underlying assets are expected to occur. The movement of the prepayment rate is generally negatively correlated with borrower delinquency. A change in prepayment rate would impact the valuation of the fair values of financial instruments either positively or negatively, depending on the structure of financial instruments.

(2) Default rate

The default rate is an estimate of the likelihood of not collecting contractual payments. An increase in the default rate would generally be accompanied by a decrease in the recovery rate and an increase in the discount margin. It would also generally impact the valuation of the fair values of financial instruments negatively.

(3) Recovery rate

The recovery rate is an estimate of the percentage of contractual payments that would be collected in the event of a default. An increase in recovery rate would generally be accompanied by a decrease in the default rate. It would also generally impact the valuation of the fair values of financial instruments positively.

(4) Discount margin

The discount margin is the portion of the interest rate over a benchmark market interest rate such as LIBOR or swap rates. It primarily consists of a risk premium component which is the amount of compensation that market participants require due to the uncertainty inherent in the financial instruments’ cash flows resulting from credit risk. An increase in discount margin would generally impact the valuation of the fair values of financial instruments negatively.

(5) Correlation

Correlation is the likelihood of the movement of one input relative to another based on an established relationship. The change in correlation would impact the valuation of derivatives either positively or negatively, depending on the nature of the underlying assets.

(6) Volatility

Volatility is a measure of the expected change in variables over a fixed period of time. Some financial instruments benefit from an increase in volatility and others benefit from a decrease in volatility. Generally, for a long position in an option, an increase in volatility would result in an increase in the fair values of financial instruments.

Items measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities primarily include items that are measured at the lower of cost or fair value, and items that were initially measured at cost and have been written down to fair value as a result of impairment. The following table shows the fair value hierarchy for these items as of March 31, 2018 and September 30, 2018:

March 31, 2018	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	113	—	—	113	164
Loans held-for-sale	60	—	60	—	74
Equity securities (without readily determinable fair values)	1	—	—	1	3
Premises and equipment—net	—	—	—	—	4

Total assets measured at fair value on a nonrecurring basis	174	—	60	114	245

September 30, 2018	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	113	—	—	113	162
Equity securities (without readily determinable fair values)	3	—	—	3	2
Other investments	5	5	—	—	7
Premises and equipment—net	—	—	—	—	2

Total assets measured at fair value on a nonrecurring basis	121	5	—	116	173

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Loans in the table above have been impaired and measured based upon the fair value of the underlying collateral.

Loans held-for-sale in the table above are accounted for at the lower of cost or fair value at the end of the period. The items for which fair values are determined by using actual or contractually determined selling price data are classified as Level 2. Due to the lack of current observable market information, the determination of the fair values for items other than the aforementioned requires significant adjustment based upon management judgment and estimation, which results in such items being classified in Level 3 of the hierarchy.

Equity securities (without readily determinable fair values) in the table above consist of non-marketable equity securities which are measured at fair value on a nonrecurring basis, including impairment and observable price adjustments using the measurement alternative for non-marketable equity securities. These equity securities are on a nonrecurring basis either (1) written down to fair value as a result of impairment or (2) adjusted upward or downward to fair value as a result of transactions observed for the identical or similar securities of the same issuer. The fair values of the impaired non-marketable equity securities are determined primarily by using a liquidation value technique. As significant management judgment or estimation is required in the determination of the fair values of non-marketable equity securities, they are classified as Level 3.

Other investments in the table above includes certain equity method investments which have been impaired and written down to fair value. The fair values of the impaired marketable equity method investments are determined by their quoted market prices. As the securities are traded on an active exchange market, they are classified as Level 1.

Premises and equipment–net in the table above have been impaired and written down to fair value.

Fair value option

The MHFG Group elected the fair value option for certain eligible financial instruments described below.

Foreign currency denominated available-for-sale securities

The MHFG Group elected the fair value option for foreign currency denominated available-for-sale securities to mitigate the volatility in earnings due to the difference in the recognition of foreign exchange risk between available-for-sale securities and financial liabilities. Following the election of the fair value option, these securities are reported as trading securities in Trading account assets. On April 1, 2018, the Group adopted ASU No.2016-01. Before the adoption of the ASU, the fair value option was elected for foreign currency denominated available-for-sale debt and equity securities, but after the adoption of the ASU, the Group elected the fair value option for available-for-sale debt securities.

Certain hybrid financial instruments

The MHFG Group issues structured notes as part of its client-driven activities. Structured notes are debt instruments that contain embedded derivatives. The Group elected the fair value option for certain structured notes to mitigate accounting mismatches and to achieve operational simplifications. In addition, the Group measures certain notes that contain embedded derivatives at fair value under the practicability exception. These notes continue to be reported in Long-term debt and interest on these notes continues to be reported in Interest expense on long-term debt based on the contractual rates. The differences between the aggregate fair value of these notes and the aggregate unpaid principal balance of such instruments were ¥21 billion and ¥33 billion at March 31, 2018 and September 30, 2018, respectively. The net unrealized gains (losses) resulting from changes in fair values of these notes recorded in Other noninterest income (expenses) were of ¥(28) billion and ¥8 billion for the six months ended September 30, 2017 and 2018, respectively. The Group records changes in fair value on these notes attributable to the instrument-specific credit risk in AOCI in accordance with ASU No.2016-01, which was adopted on April 1, 2018. Changes in fair value resulting from changes in instrument-specific credit risk were estimated by incorporating the Company’s current credit spreads observable in the bond market.

Fair value of financial instruments

ASC 825, “Financial Instruments” (“ASC 825”), requires the disclosure of the estimated fair value of financial instruments. The fair value of financial instruments is the amount that would be exchanged between willing parties, other than in a forced sale or liquidation. Quoted market prices, if available, are best utilized as estimates of the fair values of financial instruments. However, since no quoted market prices are available for certain financial instruments, fair values for such financial instruments have been estimated based on management’s assumptions, discounted cash flow models or other valuation techniques. Such estimation methods are described in more detail below. These estimates could be significantly affected by different sets of assumptions. There are certain limitations to management’s best judgment in estimating fair values of financial instruments and inherent subjectivity involved in estimation methodologies and assumptions used to estimate fair value. Accordingly, the net realizable or liquidation values could be materially different from the estimates presented below.

The following is a description of the valuation methodologies used for estimating the fair value of financial assets and liabilities not carried at fair value on the MHFG Group’s consolidated balance sheets.

Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions

The carrying value of short-term financial assets, such as cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates.

Investments

The fair value of held-to-maturity securities is determined primarily by using the same procedures and techniques described for trading securities and available-for-sale securities aforementioned in this Note. The fair value of non-marketable equity securities is not readily determinable, nor practicable to estimate, due to the lack of available information. Their carrying amounts of ¥267 billion and ¥232 billion at March 31, 2018 and September 30, 2018, respectively, were not included in the disclosure.

Loans

Loans have been fair valued based on the type of loan, credit quality, prepayment assumptions and remaining maturity. The fair value of loans is determined based on discounted cash flows using interest rates approximating the MHFG Group’s current rates for similar loans. The fair value of collateral dependent impaired loans is determined based on the fair value of the underlying collateral.

Other financial assets

The carrying value of other financial assets, which primarily consist of accounts receivable from brokers, dealers, and customers for securities transactions, accrued income and collateral provided for derivative transactions, approximates the fair value of these assets since they generally involve limited losses from credit risk or have short-term maturities with interest rates that approximate market rates. The majority of other financial assets is classified as Level 2, and included in the table in Note 6 “Other assets and liabilities”.

Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions

The carrying value of short-term financial liabilities, such as noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions approximates the fair value of these liabilities since they generally have short-term maturities with interest rates that approximate market rates.

Interest-bearing deposits

The carrying value of demand deposits approximates the fair value since it represents the amount payable on demand at the balance sheet date. The fair value of time deposits and certificates of deposit is primarily estimated based on discounted cash flow analysis using current interest rates for instruments with similar maturities. The carrying value of short-term certificates of deposit approximates the fair value.

Due to trust accounts

The carrying value of due to trust accounts approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates.

Other short-term borrowings

The carrying value of the majority of other short-term borrowings approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The fair value of certain borrowings is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.

Long-term debt

Long-term debt is fair valued using quoted market prices, if available. Otherwise, the fair value of long-term debt is estimated based on discounted cash flow analysis using interest rates approximating the MHFG Group’s incremental borrowing rates for instruments with similar maturities.

Other financial liabilities

The carrying value of other financial liabilities, which primarily consist of accounts payable to brokers, dealers, and customers for securities transactions, accrued expenses and collateral accepted for derivative transactions, approximates the fair value since they generally have short-term maturities with interest rates that approximate market rates. The majority of other financial liabilities is classified as Level 2, and included in the table in Note 6 “Other assets and liabilities”.

The fair value of certain off-balance-sheet financial instruments, such as commitments to extend credit and commercial letters of credit, was not considered material to the consolidated balance sheets at March 31, 2018 and September 30, 2018.

The following table shows the carrying amounts and fair values at March 31, 2018 and September 30, 2018, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	March 31, 2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	61,381	61,381	1,206	60,175	—
Investments	2,518	2,522	1,984	538	—
Loans, net of allowance for loan losses (Note)	83,088	84,041	—	—	84,041
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	43,921	43,921	22,898	21,023	—
Interest-bearing deposits	113,558	113,540	61,719	51,821	—
Due to trust accounts	3,993	3,993	—	3,993	—
Other short-term borrowings	1,688	1,688	—	1,688	—
Long-term debt	10,970	10,995	—	10,098	897

	September 30, 2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	60,425	60,425	1,128	59,297	—
Investments	2,137	2,132	1,619	513	—
Loans, net of allowance for loan losses (Note)	84,443	85,403	—	—	85,403
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	50,184	50,184	24,384	25,800	—
Interest-bearing deposits	108,932	108,909	55,443	53,466	—
Due to trust accounts	3,966	3,966	—	3,966	—
Other short-term borrowings	1,754	1,754	—	1,754	—
Long-term debt	11,151	11,132	—	10,264	868

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.